Balance Sheets - JPY (¥) ¥ in Thousands		Sep. 30, 2024	Sep. 30, 2023
Current assets:
Cash and cash equivalents		¥ 456,775	¥ 427,967
Accounts receivable-trade, net		218,002	211,398
Inventories		206,636	183,897
Advance payments		14,413	93,513
Prepaid expenses and other current assets		50,267	38,021
Total current assets		947,487	1,010,868
Property and equipment, net		21,580	19,808
Other intangible assets, net		33,494	11,937
Operating lease right-of-use assets		11,726	11,589
Deferred IPO costs		205,749	77,700
Other assets		14,717	17,310
Total assets		1,234,753	1,149,212
Current liabilities:
Accounts payable		6,384	6,354
Contract liabilities – current		40,300	19,921
Current portion of borrowings		217,970	215,000
Operating lease liabilities – current		7,423	8,772
Accrued expenses and other current liabilities		162,919	116,626
Total current liabilities		434,996	366,673
Contract liabilities - non-current		113,177	58,249
Borrowings - net of current portion		28,284	26,276
Bond payable		299,997
Operating lease liabilities - non-current		3,509	2,023
Total liabilities		879,963	453,221
Commitments and contingencies
SHAREHOLDERS’ EQUITY:
Common shares, no par value; 91,735,440 shares authorized; 22,933,860 shares issued and outstanding at September 30, 2024; 76,395,420 shares authorized; 7,114,140 shares issued and outstanding at September 30, 2023	[1]	100,000	2,310
Additional paid-in capital		2,457,458	2,243,745
Accumulated deficit		(2,202,668)	(1,722,747)
Total shareholders’ equity		354,790	695,991
Total liabilities and shareholders’ equity		1,234,753	1,149,212
Class A Preferred Shares [Member]
SHAREHOLDERS’ EQUITY:
Preferred shares, value	[1]		6,189
Class B Preferred Shares [Member]
SHAREHOLDERS’ EQUITY:
Preferred shares, value	[1]		25,993
Class C Preferred Shares [Member]
SHAREHOLDERS’ EQUITY:
Preferred shares, value	[1]		140,501
Related Party [Member]
Current assets:
Related party receivable		¥ 1,394	¥ 56,072

[1]	The number of shares presented above is adjusted retrospectively to reflect the 1 for 60 sub-division effected on October 24, 2024. The number of authorized common shares presented above is adjusted retrospectively to reflect the change in the article of incorporation effected on October 24, 2024.